Warrant Liabilities - Summary of outstanding warrants (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 29, 2020	May 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Shares
Beginning balance (in shares)			22,510,038
Ending balance (in shares)			22,510,038		22,510,038
Amount
Beginning balance			$ 15,389	$ 18	$ 18
Fair value adjustments			(9,493)	$ 0	3,767	$ 0
Ending balance			$ 5,897		$ 15,389	$ 18
Private and Seller Warrants
Shares
Beginning balance (in shares)			22,510,038	12,621,623	12,621,623
Additions (in shares)					10,240,000
Transfers (in shares)					(351,585)
Ending balance (in shares)					22,510,038	12,621,623
Amount
Beginning balance			$ 15,389	$ 18	$ 18
Additions					12,185
Transfers					(581)
Fair value adjustments					3,767
Ending balance					$ 15,389	$ 18
5-Year Private Warrants
Shares
Beginning balance (in shares)			9,888,415	0	0
Additions (in shares)	2,500,000	7,740,000			10,240,000
Transfers (in shares)					(351,585)
Ending balance (in shares)	7,740,000		9,888,415		9,888,415	0
Amount
Beginning balance			$ 15,326	$ 0	$ 0
Additions					12,185
Transfers					(581)
Fair value adjustments			(9,459)		3,722
Ending balance			$ 5,867		$ 15,326	$ 0
Seller Warrants
Shares
Beginning balance (in shares)			12,621,623	12,621,623	12,621,623
Additions (in shares)					0
Transfers (in shares)					0
Ending balance (in shares)	12,700,000		12,621,623		12,621,623	12,621,623
Amount
Beginning balance			$ 63	$ 18	$ 18
Additions					0
Transfers					0
Fair value adjustments			(34)		45
Ending balance			$ 28		$ 63	$ 18